SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)		12 Months Ended
		Aug. 31, 2024	Aug. 31, 2023
Property, Plant and Equipment [Line Items]
Accounts receivable		$ 62,914	$ 44,130
Deferred revenue		10,012	$ 440,069
Revenues		$ 135,557
Patents [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life		20 years
Trademarks [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life		20 years
Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life		5 years
Property, Plant and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life		5 years
Property, Plant and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life		10 years
EvoAir Manufacturing (M) Sdn Bhd (Malaysia) [Member] | WKL Eco Earth Holdings Pte Ltd [Member]
Property, Plant and Equipment [Line Items]
Ownership percentage		67.50%
Evo Air Marketing (M) Sdn Bhd (Malaysia) [Member] | Evo Air Manufacturing (M) Sdn Bhd [Member]
Property, Plant and Equipment [Line Items]
Ownership percentage		100.00%
WKL EcoEarth Indochina Co Ltd (Cambodia) [Member] | WKL Eco Earth Holdings Pte Ltd [Member]
Property, Plant and Equipment [Line Items]
Ownership percentage		55.00%
WKL Guanzhe Green Technology Guangzhou Co Ltd (China) [Member] | WKL Eco Earth Holdings Pte Ltd [Member]
Property, Plant and Equipment [Line Items]
Ownership percentage	[1]	55.00%

[1]	Shareholding increased to 62.5% on August 14, 2024